Subsequent Event (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		0 Months Ended			1 Months Ended					0 Months Ended			1 Months Ended			0 Months Ended
	Jan. 31, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	May 01, 2014 Hauser Holdings Llc [Member]	Jun. 10, 2014 Bbs Capital Fund Lp [Member]	Jun. 12, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]	Nov. 07, 2014 Subsequent Event [Member]	Oct. 23, 2014 Subsequent Event [Member] acre Well	Oct. 08, 2014 Subsequent Event [Member] Well acre	Sep. 04, 2014 Subsequent Event [Member] Hauser Holdings Llc [Member]	Sep. 04, 2014 Subsequent Event [Member] Bbs Capital Fund Lp [Member]	Jun. 10, 2014 Subsequent Event [Member] Bbs Capital Fund Lp [Member]	Jun. 26, 2014 Subsequent Event [Member] Chief Executive Officer [Member]	Oct. 08, 2014 Subsequent Event [Member] Energen Resources Corporation [Member] acre	Oct. 23, 2014 Subsequent Event [Member] Brigham Resources Operating Llc [Member] acre	Sep. 02, 2014 Subsequent Event [Member] Senior Notes [Member]
Subsequent Event [Line Items]
Proceeds from sold undeveloped leased acreage		$ 3,252,588	$ 5,371,788				$ 327,734	$ 293,333
Contingent payment		78,300	78,300						78,300
Gain on the sale of the property			(3,004,721)				46,398	79,935
Loans															500,000
Note payable maturity date					Aug. 31, 2014	Aug. 31, 2014
Debt interest rate					10.00%	10.00%									10.00%
Option granted	20,000
Shares sold to officer, Shares																190,477
Stock issued price per share																$ 10.50
Senior note																			45,000,000
Initial sale of senior note																			16,000,000
Warrants issued to purchase of common stock																			1,300,000
Warrants exercise price																			$ 5.00
Warrants expiration term																			The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction
Repayment of loan amount													828,222	512,500
Working interest percentage																	0.5333%	1.371%
Costs incurred, Acquisition of oil and gas properties										$ 2,200,000
Shares issued for acquisition										112,250
Acquisition of additional working interests										The Company acquired additional working interests in all of its producing wells, Locker State #1H (18.0%), Graham #1H (18.0%), Woods #1H (10.0%), Vastar State #1V (5.0%), Jackson #1H (7.1%) and Emily Bell #1H (1.5%), as well as the drilled, but yet to be completed, Woods #2H (4.5%) and the completed, but currently shut in, SM Prewitt #1H (18.0%). Additionally, it acquired an additional 18.0% of all of the remaining undrilled working interests in the SM Prewitt, Locker State and Graham leases, 16.5% of the undrilled Johnson 103 and 138 leases as well as 5.0% of all of the remaining undrilled working interests in the Woods, Vastar State, Jackson and Emily Bell leases.
Gas and oil area, Gross											206	33					6,166	15,000
Gas and oil area, Net											161	29					5,505	11,773
Productive oil wells, Number of wells											2	1